Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock-based Compensation Expense
The Company recorded stock-based compensation expense for stock options and RSUs as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Research and development	$3,700	$189	$12,871	$539
Selling, general and administrative	5,786	170	15,221	503

Total	$9,486	$359	$28,092	$1,042

The Company recorded stock-based compensation expense for stock options and the
2024
cancellation of
135,400
RSUs during the years ended December
31
,
2024
and
2023
, as follows (in thousands):

	2024	2023
Research and development	$1,106	$372
Selling, general and administrative	2,741	2,111
Total	$3,847	$2,483

Summary of Stock Option Activity
A summary of stock option activity is as follows:

(Value in thousands, life in years)	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of December 31, 2024	28,360,635	$1.27	9.2	$22,741
Granted	1,347,536	3.57
Exercised	(15,080)	1.18
Forfeited	(374,308)	1.31

Outstanding as of September 30, 2025	29,318,783	$1.37	8.5	68,324

Vested and expected to vest as of September 30, 2025	29,318,783	$1.37	8.5	68,324

Exercisable as of September 30, 2025	15,847,903	$1.48	8.1	38,507

A summary of stock option activity as of December 31, 2024 is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value (in thousands)
Outstanding options at December 31, 2022	1,325,844	$9.10	5.6	$925
Granted	15,141,280	0.44
Exercised	(1,000)	0.80
Expired	(8,601)	0.80
Forfeited	(19,543)	15.53

Outstanding options at December 31, 2023	16,437,980	$1.12	9.3	$13,907
Granted	21,329,457	0.92
Exercised	(65,646)	1.49
Expired	(5,500)	0.74
Forfeited	(1,333,107)	1.54

Outstanding options at December 31, 2024	36,363,184	$0.99	9.2	$22,845

Vested/expected to vest at December 31, 2024	35,560,434	$0.99	9.1	$22,492
Exercisable options at December 31, 2024	9,614,865	$1.58	8.3	$7,066

Summary of RSU Activity Issued
A summary of the Company’s RSU activity is as follows:

	Number of RSUs (1)	Weighted average grant date fair value
Balance as of December 31, 2024	3,630,447	$1.53
Granted	8,872,307	2.67
Issued	(1,331,257)	2.64
Forfeited	(406,649)	2.29

Balance as of September 30, 2025	10,764,848	$2.30

(1)
As of September 30, 2025, 1,973,365 of the RSUs have vested but have not yet been issued to the award holders. As no conditions remain in order for these shares of common stock to be issuable, these awards have been included in the weighted average shares outstanding calculation for purposes of earnings per share (see Note 18).

A summary of the Company’s RSU activity issued under the 2011 Amended Plan, inclusive of the
6,000,000 RSUs issued to an investor (see Notes 7 and 13), for the years ended December 31, 2024 and 2023 is as follows:

	Awards	Weighted- average grant date fair value (per share)
Nonvested as of January 1, 2023	137,909	$15.28
Issued	10,929,820	$0.60
Exercised	(6,000,000)	$0.44
Forfeited	(150,900)	$1.98

Nonvested as of December 31, 2023	4,916,829	$1.18
Forfeited	(254,555)	$0.88
Expired	(7,000)	$0.82

Nonvested as of December 31, 2024	4,655,274	$1.19

Summary of Fair Value of Options Issued using Black-Scholes Option Pricing Model	The fair value of the options issued was determined using the Black-Scholes option pricing model, using the following inputs:

Three and Nine Months Ended September 30, 2025
Weighted average exercise price (per share)	$3.57
Risk-free rate	3.7%
Expected life (in years)	5.6
Expected volatility rate	60.7%
Dividend yield rate	—%